S000003882 [Member] Performance Management - Putnam VT Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IA shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com.
The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class IA shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year.
Bar Chart [Heading]	Annual total returns for class IA shares
Bar Chart Closing [Text Block]

Best Quarter:	Q3 2024	1.25%
Worst Quarter:	Q1 2022	0.00%

Performance Table Heading	Average annual total returns (for periods ended 12/31/25)
Performance Availability Website Address [Text]	www.franklintempleton.com
Class IA Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022